Schedule of Investments (unaudited) July 31, 2020	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.0%
County of Jefferson Alabama Sewer Revenue Refunding RB Series D, Lien,
7.00%, 10/01/51	$1,545	$1,842,459
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	570	639,015
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	1,090	1,227,667
Series D, Sub-Lien, 6.00%, 10/01/42	1,000	1,162,010

		4,871,151

Arizona — 3.0%
Industrial Development Authority of the City of Phoenix RB, Series A, 5.00%, 07/01/46(a)	1,230	1,290,282
Salt Verde Financial Corp. RB
5.00%, 12/01/32	2,000	2,687,760
5.00%, 12/01/37	2,360	3,283,869

		7,261,911

Arkansas — 1.0%
Arkansas Development Finance Authority RB 5.00%, 12/01/47	385	476,253
AMT, 4.50%, 09/01/49(a)	1,810	1,831,484

		2,307,737

California — 6.6%
California Educational Facilities Authority RB, Series V-1, 5.00%, 05/01/49	1,545	2,667,458
California Health Facilities Financing Authority RB, Series B, 6.00%, 08/15/20(b)	2,200	2,203,938
California Health Facilities Financing Authority Refunding RB, Series A, 5.00%, 07/01/33	875	983,447
California Municipal Finance Authority RB, S/F Housing
Series A, Senior, 5.25%, 08/15/39	105	116,652
Series A, Senior, 5.25%, 08/15/49	265	287,236
California Municipal Finance Authority Refunding RB, Series A, 5.00%, 02/01/42	165	191,672
California Pollution Control Financing Authority RB, AMT, 5.00%, 11/21/45(a)	1,025	1,058,446
California State Public Works Board RB, Series I, 5.00%, 11/01/38	550	622,985
Golden State Tobacco Securitization Corp. Refunding RB, Series A-2, 5.00%, 06/01/47	1,950	1,993,270
Montebello Unified School District GO, CAB, (NPFGC), 0.00%, 08/01/22(c)	2,405	2,382,489
San Diego Unified School District GO, CAB(c)
Series A, 0.00%, 07/01/29	3,080	2,788,386
Series A, 0.00%, 07/01/29(d)	395	354,967
Stockton Public Financing Authority RB, Series A, 6.25%, 10/01/23(b)	255	303,983

		15,954,929

Colorado — 2.9%
Arapahoe County School District No. 6 Littleton GO, Series A, 5.50%, 12/01/43	1,260	1,666,236
Colorado Educational & Cultural Facilities Authority RB, 5.50%, 07/01/40	1,455	1,458,900
Colorado Health Facilities Authority Refunding RB, Series A, 4.00%, 08/01/44	1,285	1,414,001
Regional Transportation District RB, 6.00%, 01/15/34	1,425	1,427,651
State of Colorado COP, Series O, 4.00%, 03/15/44	930	1,064,831

		7,031,619

Security	Par (000)	Value

Connecticut — 1.3%
State of Connecticut GO, Series A, 4.00%, 01/15/38	$2,260	$2,681,965
State of Connecticut Special Tax Revenue RB
Series A, 4.00%, 05/01/36	240	286,402
Series A, 4.00%, 05/01/39	150	176,620

		3,144,987

Delaware — 1.7%
County of Sussex Delaware RB, 6.00%, 10/01/40	790	801,850
Delaware State Economic Development Authority RB, 5.38%, 10/01/45	2,430	2,442,782
Delaware Transportation Authority RB, 5.00%, 06/01/55	840	956,550

		4,201,182

District of Columbia — 6.2%
District of Columbia Refunding RB 5.00%, 04/01/35	315	369,807
5.00%, 10/01/48	1,695	1,999,015
District of Columbia TA, 5.13%, 06/01/41	1,520	1,576,240
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding RB
Series A, 5.00%, 10/01/53	1,475	1,536,670
Series B, 4.00%, 10/01/49	555	614,923
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding RB, CAB, Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/35(c)	13,485	9,005,822

		15,102,477

Florida — 3.7%
Collier County Health Facilities Authority Refunding RB, Series A, 5.00%, 05/01/45	960	1,075,392
County of Miami-Dade Florida Aviation Revenue Refunding ARB, Series A, 5.38%, 10/01/20(b)	2,620	2,641,956
Mid-Bay Bridge Authority RB, Series A, 7.25%, 10/01/21(b)	2,095	2,266,727
Village Community Development District No. 10 SAB, 5.13%, 05/01/43	1,360	1,399,535
Volusia County Educational Facility Authority Refunding RB, 5.00%, 10/15/49	1,265	1,528,601

		8,912,211

Georgia — 2.1%
Gainesville & Hall County Hospital Authority Refunding RB, Series A, (GTD), 5.50%, 08/15/54	370	435,090
Main Street Natural Gas, Inc. RB
Series A, 5.00%, 05/15/35	360	482,663
Series A, 5.00%, 05/15/36	360	486,479
Series A, 5.00%, 05/15/37	400	545,380
Series A, 5.00%, 05/15/38	220	303,334
Series A, 5.00%, 05/15/49	725	1,076,117
Municipal Electric Authority of Georgia RB, 4.00%, 01/01/49	1,135	1,266,581
Municipal Electric Authority of Georgia Refunding RB, Series A, 4.00%, 01/01/49	440	479,142

		5,074,786

Hawaii — 0.4%
State of Hawaii Harbor System Revenue RB, Series A, 5.25%, 07/01/30	945	948,118

Idaho — 0.3%
Idaho Health Facilities Authority RB, 5.00%, 12/01/46	540	643,459

1

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois — 12.9%
Chicago Board of Education GO
Series C, 5.25%, 12/01/35	$1,075	$1,143,166
Series D, 5.00%, 12/01/46	1,405	1,467,082
Series H, 5.00%, 12/01/36	350	379,008
Chicago Board of Education Refunding GO
Series C, 5.00%, 12/01/27	500	565,250
Series C, 5.00%, 12/01/30	605	673,752
Series F, 5.00%, 12/01/22	455	478,574
Series G, 5.00%, 12/01/34	315	343,041
Chicago O’Hare International Airport ARB
Series A, 3rd Lien, 5.75%, 01/01/21(b)	1,680	1,718,405
Series A, 3rd Lien, 5.75%, 01/01/39	320	325,926
Series C, 3rd Lien, 6.50%, 01/01/21(b)	4,055	4,161,403
Chicago Transit Authority RB, 5.25%, 12/01/40	730	764,938
City of Chicago Illinois Special Assessment Revenue SAB, 6.75%, 12/01/32	867	868,933
City of Chicago Illinois Waterworks Revenue Refunding RB, 2nd Lien, 5.00%, 11/01/42	1,000	1,084,360
Cook County Community College District No 508 GO, 5.50%, 12/01/38	560	615,294
Illinois State Toll Highway Authority RB, Series C, 5.00%, 01/01/37	2,000	2,320,740
Metropolitan Pier & Exposition Authority RB, Series A, 5.00%, 06/15/57	630	674,598
Metropolitan Pier & Exposition Authority Refunding RB 4.00%, 06/15/50	970	969,593
Series B, (AGM), 0.00%, 06/15/43(c)	3,765	1,764,015
Series B, (AGM), 0.00%, 06/15/47(c)	13,220	5,280,068
Railsplitter Tobacco Settlement Authority RB, 6.00%, 06/01/28(b)	800	838,560
State of Illinois GO
5.00%, 02/01/39	1,100	1,167,078
Series A, 5.00%, 04/01/38	2,625	2,762,708
University of Illinois RB, Series A, 5.00%, 04/01/44	705	777,594

		31,144,086

Indiana — 3.0%
City of Valparaiso Indiana RB
AMT, 6.75%, 01/01/34	560	612,085
AMT, 7.00%, 01/01/44	1,355	1,506,977
Indiana Finance Authority RB
Series A, 1st Lien, 5.25%, 10/01/38	2,275	2,393,323
Series A, AMT, 5.00%, 07/01/44	310	330,386
Series A, AMT, 5.00%, 07/01/48	1,030	1,097,619
Series A, AMT, 5.25%, 01/01/51	290	310,361
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 01/15/40	880	969,443

		7,220,194

Iowa — 1.5%
Iowa Finance Authority Refunding RB
5.25%, 12/01/25	320	336,455
5.88%, 12/01/26(a)	285	295,405

Security	Par (000)	Value
Iowa (continued)
Series B, 5.25%, 12/01/50(e)	$1,955	$2,068,116
Iowa Tobacco Settlement Authority Refunding RB,
Series C, 5.63%, 06/01/46	980	980,010

		3,679,986

Kentucky — 0.7%
Kentucky Economic Development Finance Authority RB, Series A, 5.25%, 01/01/23(b)	705	791,095
Kentucky Public Transportation Infrastructure Authority RB, CAB, Series C, 6.75%, 07/01/43(f)	865	848,020

		1,639,115

Louisiana — 1.3%
Tobacco Settlement Financing Corp. Refunding RB
Series A, 5.50%, 05/15/30	555	555,932
Series A, 5.25%, 05/15/31	600	615,168
Series A, 5.25%, 05/15/32	765	806,914
Series A, 5.25%, 05/15/33	830	874,679
Series A, 5.25%, 05/15/35	350	376,443

		3,229,136

Maryland — 1.0%
Maryland Economic Development Corp. Refunding RB, 5.75%, 09/01/25	445	445,797
Maryland Health & Higher Educational Facilities Authority RB, 5.00%, 12/01/46	305	363,435
Maryland Health & Higher Educational Facilities Authority Refunding RB, 6.25%, 01/01/21(b)	1,520	1,558,091

		2,367,323

Massachusetts — 1.4%
Massachusetts Development Finance Agency Refunding RB, Series P, 5.45%, 05/15/59	1,165	1,537,404
Massachusetts Housing Finance Agency RB, M/F
Housing
Series C-1, 3.15%, 12/01/49	400	417,364
Series C-1, 3.25%, 12/01/54	1,475	1,539,369

		3,494,137

Michigan — 2.7%
City of Detroit Michigan Sewage Disposal System Revenue Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(b)	3,085	3,386,620
Michigan Finance Authority RB, Series C-1, Senior Lien, 5.00%, 07/01/22(b)	630	688,319
Michigan Finance Authority Refunding RB, Series A, 4.00%, 12/01/49	590	676,370
Michigan State University Refunding RB, Series B, 5.00%, 02/15/48	730	916,471
Michigan Strategic Fund RB, AMT, 5.00%, 06/30/48	785	877,866

		6,545,646

Minnesota — 1.1%
Duluth Economic Development Authority Refunding RB
Series A, 4.25%, 02/15/48	750	838,800
Series A, 5.25%, 02/15/53	1,500	1,794,135

		2,632,935

2

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri Refunding RB, 5.50%, 05/01/43	$175	$186,984

Nebraska — 0.3%
Central Plains Energy Project RB, 5.25%, 09/01/37	575	625,985

New Hampshire(a) — 0.7%
New Hampshire Business Finance Authority Refunding RB
Series B, 4.63%, 11/01/42	1,105	1,116,625
Series C, AMT, 4.88%, 11/01/42	575	581,106

		1,697,731

New Jersey — 13.0%
Casino Reinvestment Development Authority, Inc. Refunding RB
5.25%, 11/01/39	735	760,688
5.25%, 11/01/44	1,095	1,125,945
Essex County Improvement Authority RB, AMT, 5.25%, 07/01/45(a)	775	775,690
New Jersey Economic Development Authority RB
4.00%, 11/01/38	370	400,455
4.00%, 11/01/39	295	318,025
5.00%, 06/15/49	1,670	1,932,858
Series EEE, 5.00%, 06/15/48	2,705	3,090,787
AMT, 5.13%, 09/15/23	1,410	1,444,587
New Jersey Economic Development Authority Refunding ARB, AMT, 5.00%, 10/01/47	1,060	1,161,855
New Jersey Economic Development Authority Refunding SAB, 5.75%, 04/01/31	1,550	1,612,357
New Jersey Transportation Trust Fund Authority RB
Series A, 5.50%, 06/15/41(b)	1,575	1,647,718
Series AA, 5.00%, 06/15/44	895	956,570
Series B, 5.25%, 06/15/36	1,705	1,754,206
Series BB, 4.00%, 06/15/50	1,085	1,146,780
Series BB, 5.00%, 06/15/50	3,720	4,251,886
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/43	715	764,135
Series E, 5.00%, 01/01/45	1,875	2,123,175
Tobacco Settlement Financing Corp. Refunding RB
Series A, 5.25%, 06/01/46	390	460,703
Sub-Series B, 5.00%, 06/01/46	5,150	5,793,801

		31,522,221

New York — 11.3%
Erie Tobacco Asset Securitization Corp. Refunding RB, Series A, 5.00%, 06/01/45	1,405	1,404,761
Metropolitan Transportation Authority RB, Series B, 5.25%, 11/15/38	1,715	1,833,386
Metropolitan Transportation Authority Refunding RB
Series C-1, 4.75%, 11/15/45	1,145	1,279,572
Series C-1, 5.00%, 11/15/50	370	424,309
Series C-1, 5.25%, 11/15/55	550	629,233
Monroe County Industrial Development Corp. Refunding RB, Series A, 4.00%, 07/01/50(g)	770	903,002
New York City Housing Development Corp. RB, M/F Housing, Series A, 3.00%, 11/01/55	765	796,633
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/40	310	375,497
Series C, 4.00%, 05/01/45	780	929,815
Sub-Series E-1, 5.00%, 02/01/42	310	328,991

Security	Par (000)	Value

New York (continued)
New York Counties Tobacco Trust IV Refunding RB
Series A, 5.00%, 06/01/38	$1,415	$1,415,198
Series A, 6.25%, 06/01/41(a)	1,300	1,300,650
New York Liberty Development Corp. Refunding RB(a)
Class 1, 5.00%, 11/15/44	2,275	2,418,029
Class 2, 5.15%, 11/15/34	245	259,751
Class 2, 5.38%, 11/15/40	605	646,019
New York State Environmental Facilities Corp. RB, Series B, 5.00%, 06/15/48	1,305	1,644,966
New York State Urban Development Corp. RB
Series A, 4.00%, 03/15/49	5,700	6,690,831
Series A, 3.00%, 03/15/50	930	987,576
Port Authority of New York & New Jersey RB
Series 8, 6.00%, 12/01/36	900	913,392
Series 8, 6.00%, 12/01/42	875	887,381
Triborough Bridge & Tunnel Authority RB
Series A, 4.00%, 11/15/54	190	222,315
Series A, 5.00%, 11/15/54	610	780,806
Westchester County Healthcare Corp. RB, Series A, Senior Lien, 5.00%, 11/01/44	225	246,038

		27,318,151

North Carolina — 0.4%
North Carolina Medical Care Commission Refunding RB, Series A, 7.75%, 03/01/21(b)	415	433,285
University of North Carolina at Chapel Hill RB, 5.00%, 02/01/49	390	622,842

		1,056,127

North Dakota — 0.3%
County of Cass North Dakota Refunding RB, Series B, 5.25%, 02/15/58	695	829,218

Ohio — 3.1%
Buckeye Tobacco Settlement Financing Authority Refunding RB
Series A-2, Class 1, 4.00%, 06/01/37	210	246,943
Series A-2, Class 1, 4.00%, 06/01/38	210	245,513
Series A-2, Class 1, 4.00%, 06/01/39	210	244,915
Series A-2, Class 1, 4.00%, 06/01/48	550	614,746
Series B-2, Class 2, 5.00%, 06/01/55	2,150	2,370,009
County of Franklin Ohio RB
5.00%, 12/01/46	290	343,810
Series A, 6.13%, 07/01/22(b)	30	33,420
Series A, 6.13%, 07/01/40	440	462,893
Series A, 4.00%, 12/01/49	365	418,159
County of Hamilton Ohio Refunding RB
4.00%, 08/15/50	430	493,055
Series A, 3.75%, 08/15/50	755	838,518
Ohio Air Quality Development Authority RB, AMT, 5.00%, 07/01/49(a)	535	544,625
State of Ohio RB, AMT, 5.00%, 06/30/53	580	643,429

		7,500,035

Oklahoma — 1.8%
Oklahoma Development Finance Authority RB, Series B, 5.25%, 08/15/48	855	1,001,179
Oklahoma Turnpike Authority RB
Series A, 4.00%, 01/01/48	1,500	1,685,925
Series C, 4.00%, 01/01/42	1,420	1,614,242

		4,301,346

3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon — 0.9%
Medford Hospital Facilities Authority Refunding RB, Series A, 4.00%, 08/15/50	$1,210	$1,387,083
Warm Springs Reservation Confederated Tribe Refunding RB, Series B, 5.00%, 11/01/39(a)	650	773,188

		2,160,271

Pennsylvania — 3.8%
Hospitals & Higher Education Facilities Authority of Philadelphia RB, Series A, 5.63%, 07/01/42	460	481,776
Lancaster Industrial Development Authority RB, 5.00%, 12/01/49	950	1,060,485
Montgomery County Higher Education and Health Authority Refunding RB
Series A, 5.00%, 09/01/43	905	1,081,973
Series A, 4.00%, 09/01/49	415	455,533
Pennsylvania Economic Development Financing Authority RB, AMT, 5.00%, 06/30/42	2,015	2,202,032
Pennsylvania Economic Development Financing Authority Refunding RB, AMT, 5.50%, 11/01/44	1,105	1,134,238
Pennsylvania Higher Educational Facilities Authority RB, 4.00%, 08/15/49	1,680	1,917,334
Pennsylvania Turnpike Commission RB, Series A, 5.00%, 12/01/44	795	921,413

		9,254,784

Puerto Rico — 6.2%
Children’s Trust Fund Refunding RB
5.50%, 05/15/39	475	475,142
5.63%, 05/15/43	500	500,100
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Series A, Senior Lien, 5.00%, 07/01/33	1,845	1,894,022
Series A, Senior Lien, 5.13%, 07/01/37	510	524,662
Puerto Rico Commonwealth Aqueduct & Sewer Authority Refunding RB
Series A, Senior Lien, 6.00%, 07/01/38	530	534,701
Series A, Senior Lien, 6.00%, 07/01/44	960	968,410
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, CAB, Series A-1, Restructured, 0.00%, 07/01/51(c)	1,442	304,190
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, CAB, Restructured, Series A-1, 0.00%, 07/01/46(c)	4,955	1,444,234
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, Restructured
Series A-1, 4.75%, 07/01/53	3,308	3,512,434
Series A-1, 5.00%, 07/01/58	4,386	4,723,810
Series A-2, 4.33%, 07/01/40	62	64,487

		14,946,192

Rhode Island — 2.3%
Tobacco Settlement Financing Corp. Refunding RB
Series A, 5.00%, 06/01/35	580	655,330
Series B, 4.50%, 06/01/45	1,900	2,008,110
Series B, 5.00%, 06/01/50	2,605	2,815,797

		5,479,237

South Carolina — 3.3%
South Carolina Jobs-Economic Development Authority Refunding RB, Series A, 5.00%, 05/01/48	2,245	2,560,490

Security	Par (000)	Value

South Carolina (continued)
South Carolina Public Service Authority RB, Series A, 5.50%, 12/01/54	$2,410	$2,730,217
South Carolina Public Service Authority Refunding RB
Series A, 5.00%, 12/01/50	1,035	1,180,863
Series E, 5.25%, 12/01/55	1,225	1,435,724

		7,907,294

Tennessee — 1.1%
Chattanooga Health Educational & Housing Facility Board RB, Series A, 5.25%, 01/01/23(b)	980	1,096,317
Chattanooga Health Educational & Housing Facility Board Refunding RB, Series A, 4.00%, 08/01/44	115	126,545
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd RB, Series A, 5.00%, 07/01/40	495	566,250
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Refunding RB, Series A, 5.25%, 10/01/58	705	823,306

		2,612,418

Texas — 6.4%
Central Texas Regional Mobility Authority Refunding RB
Senior Lien, 6.25%, 01/01/21(b)	1,480	1,516,719
Sub-Lien, 5.00%, 01/01/33	250	272,353
City of Austin Texas Airport System Revenue ARB, AMT, 5.00%, 11/15/39	440	499,017
City of Austin Texas Electric Utility Revenue Refunding RB, Series A, 5.00%, 11/15/37	1,500	1,643,145
City of San Antonio Texas Electric & Gas Systems Revenue Refunding RB, Series A, 5.00%, 02/01/48	850	1,083,878
Harris County Cultural Education Facilities Finance Corp. RB, Series B, 7.00%, 01/01/23(b)	325	378,095
North Texas Tollway Authority RB, CAB, Series B, 0.00%, 09/01/31(b)(c)	1,400	763,308
San Antonio Water System Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	1,825	2,280,757
Tarrant County Cultural Education Facilities Finance Corp. RB, Series B, 5.00%, 07/01/48	3,330	4,073,056
Texas Private Activity Bond Surface Transportation Corp. RB, Senior Lien, 7.00%, 06/30/40	2,000	2,008,120
Texas Transportation Commission RB, 5.00%, 08/01/57	845	990,120

		15,508,568

Utah — 1.0%
County of Utah RB
Series A, 4.00%, 05/15/43	155	183,483
Series A, 3.00%, 05/15/50	710	754,545
Salt Lake City Corp. Airport Revenue ARB
Series A, AMT, 5.00%, 07/01/47	665	780,311
Series A, AMT, 5.00%, 07/01/48	640	765,703

		2,484,042

Virginia — 1.5%
Hanover County Economic Development Authority Refunding RB, Series A, 5.00%, 07/01/47	970	974,724
Virginia Small Business Financing Authority RB
Senior Lien, AMT, 5.25%, 01/01/32	550	585,222
Senior Lien, AMT, 6.00%, 01/01/37	1,830	1,966,701

		3,526,647

4

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 2.5%
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Refunding RB, Series A, 5.00%, 01/01/26(b)	$1,555	$1,947,155
Port of Seattle Washington ARB
Series A, AMT, 5.00%, 05/01/43	1,085	1,265,620
Series C, AMT, 5.00%, 04/01/40	540	610,497
Washington Health Care Facilities Authority RB, Series A, 5.75%, 01/01/45	1,625	1,832,236
Washington Health Care Facilities Authority Refunding RB, Series A, 4.00%, 08/01/44	250	271,723

		5,927,231

Wisconsin — 0.3%
Public Finance Authority RB
Series A, 5.00%, 07/15/39(a)	100	104,759
Series A, 5.00%, 07/15/49(a)	245	251,706
Series A, 5.00%, 07/15/54(a)	115	117,743
Series B, 5.00%, 06/01/49	320	325,427

		799,635

Total Municipal Bonds — 117.1%
(Cost: $254,716,401)		283,051,242

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 2.9%
Bay Area Toll Authority Refunding RB, 4.00%, 04/01/42(i) .	2,257	2,599,959
City of Los Angeles Department of Airports Refunding RB, Series A, 5.00%, 05/15/40	1,614	1,618,728
Sacramento Area Flood Control Agency Refunding SAB, 5.00%, 10/01/47	2,250	2,721,395

		6,940,082

Colorado — 2.1%
City & County of Denver Colorado Airport System Revenue Refunding ARB, Series A, AMT, 5.25%, 12/01/48(i)	1,664	2,026,170
County of Adams Colorado Refunding COP, 4.00%, 12/01/45	2,700	2,976,021

		5,002,191

District of Columbia — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding RB, Series B, (AGM), 4.00%, 10/01/53	1,299	1,455,632

Georgia — 1.7%
Dalton Whitfield County Joint Development Authority RB, 4.00%, 08/15/48	2,622	2,952,366
Georgia Housing & Finance Authority Refunding RB, Series A, 3.60%, 12/01/44	1,042	1,147,502

		4,099,868

Illinois — 0.5%
Illinois Finance Authority Refunding RB
Series C, 4.00%, 02/15/27(b)	3	2,896
Series C, 4.00%, 02/15/41	1,031	1,154,624

		1,157,520

Security	Par (000)	Value

Massachusetts — 4.3%
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 4.00%, 06/01/45	$1,502	$1,676,022
Massachusetts Development Finance Agency Refunding RB, 5.00%, 07/01/47	3,359	3,979,519
Massachusetts School Building Authority RB, Series B, 5.00%, 10/15/21(b)	4,502	4,763,211

		10,418,752

New York — 12.4%
Hudson Yards Infrastructure Corp. RB(i)
5.75%, 02/15/21(b)	687	706,430
5.75%, 02/15/47	423	434,574
New York Liberty Development Corp. ARB, 5.25%, 12/15/43	7,440	7,861,999
New York Liberty Development Corp. Refunding RB, 5.75%, 11/15/51(i)	4,460	4,746,502
New York Power Authority Refunding RB, Series A, 4.00%, 11/15/60	947	1,125,346
New York State Dormitory Authority Refunding RB, Series D, 4.00%, 02/15/47	4,317	5,039,992
New York State Thruway Authority Refunding RB, Series B, 4.00%, 01/01/50	2,083	2,384,804
New York State Urban Development Corp. RB, Series A, 4.00%, 03/15/46	4,846	5,554,679
Port Authority of New York & New Jersey Refunding RB, 194th Series, 5.25%, 10/15/55	1,860	2,195,488

		30,049,814

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency Refunding RB, Series B, 5.00%, 10/01/25(b)	1,830	2,270,188

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission RB, Series A, 5.50%, 12/01/42	1,695	2,032,661

Rhode Island — 0.5%
Narragansett Bay Commission Refunding RB, Series A, 4.00%, 09/01/22(b)	1,140	1,230,892

Texas — 6.9%
City of San Antonio Texas Electric & Gas Systems Revenue RB, Junior Lien, 5.00%, 02/01/43	1,720	1,895,922
Lower Colorado River Authority Refunding RB, 4.00%, 05/15/43	1,504	1,573,135
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue Refunding RB, Series A, 5.00%, 11/01/21(b)	2,350	2,492,316
San Antonio Public Facilities Corp. Refunding RB, 4.00%, 09/15/42	2,295	2,429,625
Texas Water Development Board RB, Series A, 4.00%, 10/15/49	5,020	6,075,455
University of Texas System Refunding RB, Series B, 5.00%, 08/15/43	2,041	2,216,538

		16,682,991

Virginia — 1.7%
Virginia Small Business Financing Authority Refunding RB, Series A, 4.00%, 12/01/49	3,460	3,971,526

5

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 2.0%
Wisconsin Health & Educational Facilities Authority Refunding RB
4.00%, 12/01/46	$2,059	$2,292,295
4.00%, 12/15/49(i)	2,140	2,433,458

		4,725,753

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.3%
(Cost: $83,728,862)		90,037,870

Total Long-Term Investments — 154.4%
(Cost: $338,445,263)		373,089,112

	Shares

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.04%(j)(k)	2,924,178	2,924,763

Total Short-Term Securities — 1.2%
(Cost: $2,924,371)		2,924,763

Total Investments — 155.6%
(Cost: $341,369,634)		376,013,875

Other Assets Less Liabilities — 0.8%		2,079,098
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.8)%		(52,693,982)
VMTP Shares at Liquidation Value — (34.6)%		(83,700,000)

Net Assets Applicable to Common Shares — 100.0%		$241,698,991

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 15, 2021 to February 15, 2047, is $6,959,766.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased	Shares Sold		Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	5,684,531	—	(2,760,353	)(b)	2,924,178	$2,924,763	$114	$1,979	$(1,352)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

6

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock MuniHoldings Fund, Inc. (MHD)

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$283,051,242	$—	$283,051,242
Municipal Bonds Transferred to Tender Option Bond Trusts	—	90,037,870	—	90,037,870
Short-Term Securities
Money Market Funds	2,924,763	—	—	2,924,763

	$2,924,763	$373,089,112	$—	$376,013,875

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(52,673,132)	$—	$(52,673,132)
VMTP Shares at Liquidation Value	—	(83,700,000)	—	(83,700,000)

	$—	$(136,373,132)	$—	$(136,373,132)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

TA	Tax Allocation

7